Inventories and Work in Progress (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Inventories

	December 31,
	2017	2018	2019
	(Amounts in thousands of Euros)
Inventories of raw materials	—	—	64
Work in progress	—	2,338	3,150
Depreciation of inventories (charged to income statement)	—	(772)	(1,177)

Total net value of the inventories	—	1,566	2,038